KEMPER BLUE CHIP FUND
                               KEMPER GROWTH FUND
                          KEMPER SMALL CAP EQUITY FUND
                             KEMPER TECHNOLOGY FUND
                            KEMPER TOTAL RETURN FUND
                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                FEBRUARY 1, 2000

                           --------------------------


Performance figures for Class B and C shares for the period May 31, 1994 through each Fund's most recent fiscal year end reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period beginning with the inception date of each Fund's Class A shares to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class B and C shares of each Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER BLUE CHIP FUND -- AS OF OCTOBER 31, 1999*

AVERAGE ANNUAL                               Class A                Class B                 Class C
TOTAL RETURNS                                Shares                  Shares                  Shares
-------------                                ------                  ------                  ------

Life of Class(+)                              13.48%                  19.37%                  19.60%
Ten Years                                     14.41%                  14.12%                  14.20%
Five Years                                    20.72%                  21.07%                  21.26%
One Year                                      20.63%                  23.83%                  26.91%

(+) Since November 23, 1987 for Class A shares. Since May 31, 1994 for Class B and Class C shares.

KEMPER GROWTH FUND -- AS OF SEPTEMBER 30, 1999*

AVERAGE ANNUAL                               Class A                Class B                 Class C
TOTAL RETURNS                                Shares                  Shares                  Shares
-------------                                ------                  ------                  ------

Life of Class(+)                              12.67%                  13.92%                  14.26%
Ten Years                                     12.69%                  12.16%                  12.41%
Five Years                                    15.27%                  15.32%                  15.66%
One Year                                      27.46%                  30.77%                  34.19%

(+) Since April 4, 1966 for Class A shares. Since May 31, 1994 for Class B and Class C shares.

KEMPER SMALL CAP EQUITY FUND -- AS OF SEPTEMBER 30, 1999*

AVERAGE ANNUAL                               Class A                Class B                 Class C
TOTAL RETURNS                                Shares                  Shares                  Shares
-------------                                ------                  ------                  ------

Life of Class(+)                              11.91%                  10.36%                  10.63%
Ten Years                                     11.26%                  10.65%                  10.91%
Five Years                                    10.61%                  10.59%                  10.92%
One Year                                      16.86%                  19.78%                  23.10%

(+) Since February 20, 1969 for Class A shares. Since May 31, 1994 for Class B and Class C shares.

KEMPER TECHNOLOGY FUND -- AS OF OCTOBER 31, 1999*

AVERAGE ANNUAL                               Class A                Class B                 Class C
TOTAL RETURNS                                 Shares                Shares                  Shares
-------------                                 ------                ------                  ------

Life of Class(+)                              14.27%                30.63%                   30.91%
Ten Years                                     21.50%                21.00%                   21.18%
Five Years                                    29.87%                30.00%                   30.31%
One Year                                      83.48%                89.59%                   92.68%

(+) Since September 7, 1948 for Class A shares. Since May 31, 1994 for Class B and Class C shares.

KEMPER TOTAL RETURN FUND -- AS OF OCTOBER 31, 1999*

AVERAGE ANNUAL                               Class A                Class B                 Class C
TOTAL RETURNS                                 Shares                Shares                  Shares
-------------                                 ------                ------                  ------

Life of Class(+)                              11.95%                 13.68%                 13.88%
Ten Years                                     12.11%                 11.70%                 11.75%
Five Years                                    15.00%                 15.17%                 15.38%
One Year                                      11.16%                 13.76%                 16.64%

(+) Since March 2, 1964 for Class A shares. Since May 31, 1994 for Class B and Class C shares.

* Because Class B and C shares were not introduced for each Fund until May 31, 1994, the total return for Class B and C shares for the periods prior to their introduction is based upon the performance of Class A shares from the inception date of each Fund's Class A shares through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.











September 29, 2000